Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2035 Fund	May 30, 2023
Fidelity Freedom 2035 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.65%)
Past 5 years	4.68%
Past 10 years	7.81%
Fidelity Freedom 2035 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.73%)
Past 5 years	2.46%
Past 10 years	5.89%
Fidelity Freedom 2035 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.09%)
Past 5 years	3.44%
Past 10 years	5.94%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0552
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	4.92%
Past 10 years	8.28%